Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2018
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials	66 928	63 291	63 781
Cost of electricity and other consumables used in production process	9 678	8 145	7 539

	76 606	71 436	71 320